Shareholder Report, Line Graph (Details) 194748_Innovator Equity Managed 100 Buffer ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 12, 2025	Oct. 31, 2025
Innovator Equity Managed 100 Buffer ETF™
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Managed 100 Buffer ETF NAV
Accumulated Value	$ 10,000	$ 10,776
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,774
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 11,704